Related parties (Details Narrative) - BRL (R$)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 31, 2021	Mar. 31, 2021	Jan. 31, 2021	Jun. 30, 2020	Feb. 29, 2020	Jan. 31, 2020
IfrsStatementLineItems [Line Items]
Sales	R$ 73,568,231,000	R$ 47,331,414,000	R$ 45,879,118,000
Petroleo riograndanse s a member
IfrsStatementLineItems [Line Items]
Sales	100,539,000	93,632,000	257,295,000
New or renewedagreements with related companies member | Novonor s a member
IfrsStatementLineItems [Line Items]
Related parties amount						R$ 221,461			R$ 45,408
Related parties estimated value									669,000
New or renewedagreements with related companies member | Polypropylene and polyethylene member
IfrsStatementLineItems [Line Items]
Related parties amount						436,090			R$ 213,830
Related parties estimated value								R$ 1,260,000
Petrobras member
IfrsStatementLineItems [Line Items]
Related parties estimated value		9,200,000,000
Petrobras member | Sale agreement member
IfrsStatementLineItems [Line Items]
Related parties amount	5,074,529				R$ 125,163	37,194
Related parties estimated value		25				R$ 203,314,000
Petrobras member | Alberto pasqualini refinery member
IfrsStatementLineItems [Line Items]
Related parties amount	1,981,786
Agreement with petrocoque member
IfrsStatementLineItems [Line Items]
Related parties amount	16,541,000	34,141,000
Related parties estimated value					R$ 325,600,000
Petrobras one member
IfrsStatementLineItems [Line Items]
Related parties estimated value				R$ 630,000
Petrobras one member | Sale agreement member
IfrsStatementLineItems [Line Items]
Related parties amount				R$ 117,000,000
Petrobras two member
IfrsStatementLineItems [Line Items]
Related parties estimated value	2,400,000
Petrobras two member | Sale agreement member
IfrsStatementLineItems [Line Items]
Related parties amount	192,000
Petrobras three member
IfrsStatementLineItems [Line Items]
Related parties estimated value	3,300,000
Petrobras three member | Sale agreement member
IfrsStatementLineItems [Line Items]
Related parties amount	62,000,000
Petrobras four member | Sale agreement member
IfrsStatementLineItems [Line Items]
Related parties amount	384,000
Petrobras five member
IfrsStatementLineItems [Line Items]
Related parties estimated value	4,700,000
Petrobras six member
IfrsStatementLineItems [Line Items]
Related parties estimated value	6,800,000,000
Agreement with algas member
IfrsStatementLineItems [Line Items]
Related parties amount	311,434,000	183,476,000	236,913,000
Agreement with bahiagas member
IfrsStatementLineItems [Line Items]
Related parties amount	759,710,000	592,013,000	901,574,000
Sales option agreement member | Petrobras and its subsidiaries member
IfrsStatementLineItems [Line Items]
Related parties amount	1,770,231
Related parties estimated value							R$ 30
Amendments with transpetro member
IfrsStatementLineItems [Line Items]
Related parties amount		53,688	79,123
Related parties estimated value		620,500	107,361
Sales option agreement one member | Petrobras and its subsidiaries member
IfrsStatementLineItems [Line Items]
Related parties amount	104,819
Rlam member | Petrobras and its subsidiaries member
IfrsStatementLineItems [Line Items]
Related parties amount	947,330
Refap member | Petrobras and its subsidiaries member
IfrsStatementLineItems [Line Items]
Related parties amount	2,408,198
Agreement with petrobras member | Alberto pasqualini refinery member
IfrsStatementLineItems [Line Items]
Related parties amount	33,182	R$ 31,730	R$ 24,981
Related parties estimated value							R$ 240,000
Board of directors member | New or renewedagreements with related companies member
IfrsStatementLineItems [Line Items]
Related parties amount	60,000
Board of directors member | New or renewedagreements with related companies member | Top of range [member]
IfrsStatementLineItems [Line Items]
Related parties amount	R$ 20,000